Evercore Equity Fund
Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Beverages - 2.5%
Constellation Brands, Inc. - Class A	31,520	$7,239,514

Building Materials - 2.5%
Builders FirstSource, Inc.(a)	120,195	7,081,889

Chemicals - 2.0%
Celanese Corp.	63,155	5,705,423

Drugs - 2.3%
Abbott Laboratories	68,420	6,620,319

Electrical Equipment - 4.6%
CDW Corp.	57,795	9,020,643
Generac Holdings, Inc.(a)	24,440	4,353,742
		13,374,385
Energy - 1.8%
EOG Resources, Inc.	45,750	5,111,648

Financial Services - 13.6%
BlackRock, Inc. - Class A	8,055	4,432,505
JPMorgan Chase & Co.	62,645	6,546,403
Mastercard, Inc.	32,965	9,373,268
Morgan Stanley	116,840	9,231,528
The Blackstone Group Inc. - Class A	112,040	9,377,748
		38,961,452
Health Care Services - 9.0%
Thermo Fisher Scientific, Inc.	24,890	12,623,959
UnitedHealth Group, Inc.	26,120	13,191,645
		25,815,604
Insurance - 2.3%
Chubb Ltd.	35,705	6,494,025

Media - 1.3%
The Walt Disney Co.(a)	40,970	3,864,700

Office Equipment - 5.1%
Apple, Inc.	106,340	14,696,188

Pipelines - 2.8%
Williams Companies, Inc.	281,410	8,056,768

Property Management - 2.8%
CBRE Group, Inc. - Class A(a)	119,685	8,079,934

Restaurants - 2.5%
McDonald's Corp.	30,870	7,122,944

Retail - 4.1%
Best Buy Co., Inc.	78,940	5,000,059
TJX Companies, Inc.	107,105	6,653,363
		11,653,422
Semiconductors - 4.1%
NVIDIA Corp.	25,455	3,089,982
Texas Instruments, Inc.	57,070	8,833,295
		11,923,277
Services - 10.4%
Accenture PLC - Class A	32,090	8,256,757
Alphabet, Inc. - Class A(a)	41,875	4,005,344
Alphabet, Inc. - Class C(a)	86,580	8,324,667
Amazon.com, Inc.(a)	81,495	9,208,935
		29,795,703
Software - 9.3%
Adobe Systems, Inc.(a)	17,970	4,945,344
Ansys, Inc.(a)	15,280	3,387,576
Microsoft Corp.	58,815	13,698,014
SS&C Technologies Holdings, Inc.	100,840	4,815,110
		26,846,044
Specialty Retail - 10.3%
AutoZone, Inc.(a)	4,645	9,949,265
BorgWarner, Inc.	162,400	5,099,360
Home Depot, Inc.	37,850	10,444,329
Nike, Inc. - Class B	49,555	4,119,011
		29,611,965
Telecommunications - 2.2%
American Tower Corp. - REIT	29,585	6,351,900

TOTAL COMMON STOCKS (Cost $157,338,172)		$274,407,104

SHORT-TERM INVESTMENT - 4.5%
Invesco Government & Agency Portfolio, Institutional Class, 2.950% (b)	12,861,907	12,861,907
TOTAL SHORT-TERM INVESTMENT (Cost $12,861,907)		$12,861,907

Total Investments (Cost $170,200,079) - 100.0%		$287,269,011
Other Assets in Excess of Liabilities - 0.0%		(24,467)
TOTAL NET ASSETS - 100.0%		$287,244,544

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day effective yield as of September 30, 2022.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Common Stocks	$274,407,104	$–	$–	$274,407,104
Short-Term Investment	12,861,907	–	–	12,861,907
Total Investments	$287,269,011	$–	$–	$287,269,011